CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) (Parenthetical) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
Statement of Stockholders' Equity [Abstract]
Share-Based Payment Arrangement, Shares Withheld for Tax Withholding Obligation	307	32,018	478
Payment of stock issuance costs				$ 10,000